Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	€ 564,758	€ 473,195	€ 1,348,926	€ 1,117,368
Cost of sales	(228,833)	(181,129)	(556,973)	(436,532)
Gross profit	335,925	292,066	791,953	680,836
Operating expenses
Selling and distribution expenses	(149,185)	(136,654)	(365,824)	(309,521)
General administrative expenses	(27,377)	(32,312)	(81,754)	(86,836)
Foreign exchange loss	(4,157)	(3,596)	(21,295)	(51,350)
Other income (expenses), net	267	(1,493)	473	2,452
Profit from operations	155,473	118,011	323,553	235,581
Finance cost, net	(44,578)	(26,694)	(108,017)	(81,358)
Profit before tax	110,895	91,317	215,536	154,223
Income tax expense	(36,255)	(28,215)	(76,399)	(50,914)
Net profit	74,640	63,102	139,137	103,309
Items that may be reclassified to profit (loss) in subsequent periods (net of tax):
Cumulative translation adjustment gain (loss)	11,706	(7,260)	(5,895)	(106,927)
Net position of fair value changes of the cash flow hedge	825	366	345	366
Items that will not be reclassified to profit in subsequent periods:
Other comprehensive income (loss)	12,531	(6,894)	(5,550)	(106,561)
Total comprehensive income (loss)	€ 87,171	€ 56,208	€ 133,587	€ (3,252)
Earnings per share
Basic	€ 0.4	€ 0.35	€ 0.74	€ 0.57
Diluted	€ 0.4	€ 0.35	€ 0.74	€ 0.57